Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
Organization and Business
Terran Orbital Corporation and its subsidiaries (the “Company”) is a leading manufacturer of small satellites primarily serving the United States (“U.S.”) aerospace and defense industry. Through its subsidiary Tyvak Nano-Satellite Systems, Inc. (“Tyvak”), the Company provides end-to-end satellite solutions by combining satellite design, production, launch planning, mission operations, and in-orbit support to meet the needs of its customers. The Company accesses the international market through both Tyvak and its Torino, Italy based subsidiary, Tyvak International S.R.L. (“Tyvak International”). Through its subsidiary PredaSAR Corporation (“PredaSAR”), the Company is developing what it believes will be the world’s largest, most advanced NextGen Earth observation constellation to provide persistent, real-time Earth imagery.

Tailwind Two Merger
Tailwind Two Merger
On October 28, 2021, the Company entered into a merger agreement (together with subsequent amendments, the “Merger Agreement”) with Tailwind Two Acquisition Corp. (“Tailwind Two”), a publicly listed special purpose acquisition company. On March 25, 2022, the Company completed the merger with Tailwind Two (the “Tailwind Two Merger”), which resulted in the Company becoming a wholly-owned subsidiary of Tailwind Two. In connection with the Tailwind Two Merger, Tailwind Two was renamed Terran Orbital Corporation (“New Terran Orbital”) and the Company was renamed Terran Orbital Operating Corporation. As a result of the Tailwind Two Merger, all of the Company’s issued and outstanding common stock was converted into shares of New Terran Orbital’s common stock using an exchange ratio of 27.585 shares of New Terran Orbital common stock per each share of the Company’s common stock. In addition, the Company’s convertible preferred stock and certain warrants were exercised and converted into shares of the Company’s common stock immediately prior to the Tailwind Two Merger, and in turn, were converted into shares of New Terran Orbital’s common stock as a result of the Tailwind Two Merger. Further, in connection with the Tailwind Two Merger, the Company’s share-based compensation plan and related share-based compensation awards were cancelled and exchanged or converted, as applicable, with a new share-based compensation plan and related share-based compensation awards of New Terran Orbital.
While the Company became a wholly-owned subsidiary of New Terran Orbital, the Company is deemed to be the acquirer in the Tailwind Two Merger for accounting purposes. Accordingly, the Tailwind Two Merger will be accounted for as a reverse recapitalization, in which case the net assets of Tailwind Two will be stated at historical cost and no goodwill or other intangible assets will be recorded in connection with the Tailwind Two Merger. The treatment of the Tailwind Two Merger as a reverse recapitalization is based upon the pre-merger
shareholders of the Company holding the majority of the voting interests of New Terran Orbital, the Company’s existing management team serving as the initial management team of New Terran Orbital, the Company’s appointment of the majority of the initial board of directors of New Terran Orbital, and the Company’s operations comprising the ongoing operations of New Terran Orbital.
In connection with the Tailwind Two Merger, approximately $29 million of cash and marketable securities held in trust, net of redemptions by Tailwind Two’s public shareholders, became available for use by New Terran Orbital as well as approximately $51 million of cash that was raised by Tailwind Two through a contemporaneous sale of common stock in connection with the closing of a PIPE investment (the “PIPE Investment”). In addition, the Company received additional proceeds from the issuance of debt contemporaneously with the Tailwind Two Merger. The cash available for use by New Terran Orbital will be used for general corporate purposes as well as to pay for transaction costs incurred by both the Company and Tailwind Two, deferred underwriting fees related to Tailwind Two’s initial public offering, portions of the Company’s outstanding debt and other costs directly or indirectly attributable to the Tailwind Two Merger.

Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies
The preparation of the consolidated financial statements in accordance with generally accepted accounting principles in the U.S. (“GAAP”) requires the Company to select accounting policies and make estimates that affect amounts reported in the consolidated financial statements and the accompanying notes. The Company’s estimates are based on the relevant information available at the end of each period. Actual results could differ materially from these estimates under different assumptions or market conditions.
The consolidated financial statements include the accounts of Terran Orbital Corporation and its subsidiaries, and have been prepared in U.S. dollars in accordance with GAAP. All intercompany transactions have been eliminated.
Information on accounting policies and methods related to revenue and receivables, inventory, property, plant and equipment, debt, warrants and derivatives, fair value of financial instruments, mezzanine equity and shareholders’ deficit, share-based compensation, net loss per share, income taxes, commitments and contingencies, and segment information is included in the respective notes that follow. Below is a discussion of accounting policies and methods used in the consolidated financial statements that are not presented in other notes.

COVID-19 Pandemic
COVID-19
Pandemic
During March 2020, the World Health Organization declared the outbreak of a novel coronavirus as a pandemic (the
“COVID-19
Pandemic”), which has become increasingly widespread across the globe. The
COVID-19
Pandemic has negatively impacted the global economy, disrupted global supply chains, and created significant volatility and disruption in the financial and capital markets.
The
COVID-19
Pandemic has contributed to a worldwide shortage of electronic components which has resulted in longer than historically experienced lead times for such electronic components. The reduced availability to receive electronic components used in the Company’s operations has negatively affected its timing and ability to deliver products and services to customers as well as increased its costs during 2021 and 2020. The Company considered the emergence and pervasive economic impact of the
COVID-19
Pandemic in its assessment of its financial position, results of operations, cash flows, and certain accounting estimates as of and for the years ended December 31, 2021 and 2020. Due to the evolving and uncertain nature of the
COVID-19
Pandemic, it is possible that the effects of the
COVID-19
Pandemic could materially impact the Company’s estimates and consolidated financial statements in future reporting periods.

Foreign Currency Translation and Transaction Gains and Losses
Foreign Currency Translation and Transaction Gains and Losses
The Company’s reporting currency is the U.S. dollar. The financial statements of the Company’s foreign subsidiary are translated from its functional currency, which is the Euro, into U.S. dollars using the foreign exchange rates applicable to the dates of the financial statements. Assets and liabilities are translated using the end-of-period
spot foreign exchange rate. Revenue, expenses and cash flows are translated at the average foreign exchange rate for each period. Equity accounts are translated at historical foreign exchange rates. The effects of these foreign currency translation adjustments are reported as a component of accumulated other comprehensive income (loss) (“AOCI”) in the consolidated balance sheets.
For any transaction that is denominated in a currency different from the entity’s functional currency, a gain or loss is recognized in other (income) expense in the consolidated statements of operations and comprehensive loss based on the difference between the foreign exchange rate at the transaction date and the foreign exchange rate at the transaction settlement date or end-of-period
rate, if unsettled.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less from the time of purchase.
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of the periods presented:

	December 31,
(in thousands)	2021	2020
Deferred debt commitment costs	$46,632	$—
Deferred equity issuance costs	6,085	—
Deferred cost of sales	2,950	3,573
Other current assets	1,972	1,643

Prepaid expenses and other current assets	$57,639	$5,216

Deferred debt commitment costs relate to warrants and other consideration transferred associated with a financing arrangement entered into in anticipation of the Tailwind Two Merger. The deferred debt commitment costs will be reclassified to discount on debt in connection with the issuance of the associated debt in March 2022. Refer to Note 5 “Debt” and Note 6 “Warrants and Derivatives” for further discussion.
Deferred equity issuance costs relate to direct and incremental legal, accounting, and other transaction costs incurred in connection with the Tailwind Two Merger. Upon closing of the Tailwind Two Merger, the deferred equity issuance costs will be reclassified as a reduction to additional paid-in
capital. Payments associated with deferred equity issuance costs are reflected in payment of issuance costs in the consolidated statements of cash flows.

Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of the periods presented:

	December 31,
(in thousands)	2021	2020
Current warrant and derivative liabilities (1)	$68,518	$—
Payroll-related accruals	5,771	1,834
Other current liabilities	1,847	797

Accrued expenses and other current liabilities	$76,136	$2,631

(1)	Refer to Note 6 “Warrants and Derivatives” for further discussion.

Research and Development
Research and Development
Research and development includes materials, labor, and overhead allocations attributable to the development of new products and solutions and significant improvements to existing products and solutions. Research and development costs are expensed as incurred and recognized in selling, general, and administrative expenses in the consolidated statements of operations and comprehensive loss. Research and development expense was $1.9 million and $1.3 million during 2021 and 2020, respectively.

Retirement Plans
Retirement Plans
The Company maintains a qualified defined contribution plan for U.S. employees in the form of a 401(k) plan. Employee participants are permitted to make contributions on a before-tax
basis. The Company did not make any matching contributions during 2021 or 2020.
The Company maintains a defined contribution plan for Tyvak International employees. The Company’s contributions to the plan were not material during 2021 and 2020.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Financial Accounting Standards Board (“FASB”) Accounting Standard Update (“ASU”)
2020-06,
Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, provides guidance to ease the potential burden of accounting for convertible instruments, derivatives related to an entity’s own equity, and the related earnings per share considerations. The Company early adopted this guidance on January 1, 2021. The impact of adoption was not material.
ASU
2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, aligns the requirements for capitalizing implementation costs incurred in cloud computing arrangements that are classified as a service contracts with the requirements for capitalizing implementation costs incurred to develop or obtain
internal-use
software. The Company adopted the guidance as of January 1, 2021 on a prospective basis, which will result in capitalized implementation costs being classified in the same line item as the fees associated with the cloud computing service agreement in the consolidated balance sheets, statements of operations and comprehensive loss, and statements of cash flows. The impact of adoption was not material.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instrument
, and related amendments, introduces new guidance which makes substantive changes to the accounting for credit losses. This guidance introduces the current expected credit losses model (“CECL”) which applies to financial assets subject to credit losses and measured at amortized cost, as well as certain off-balance
sheet credit exposures.
The CECL model requires an entity to estimate credit losses expected over the life of an exposure, considering information about historical events, current conditions, and reasonable and supportable forecasts and is generally expected to result in earlier recognition of credit losses. The Company plans to adopt this guidance on January 1, 2022 with the cumulative effect of adoption as an adjustment to accumulated deficit, if any. The impact of adoption is not anticipated to be material.

Lease Accounting
Lease Accounting
ASU
2016-02
,
Leases (Topic 842)
, and related amendments, requires lessees to recognize a
right-of-use
asset and lease liability for substantially all leases and to disclose key information about leasing arrangements. The guidance is effective for the Company on January 1, 2022.
The guidance is to be adopted using a modified retrospective approach or an optional transition method. The Company has elected to adopt the guidance using the optional transition method, which allows the Company to apply the guidance at the adoption date and recognize a cumulative effect adjustment to the opening balance of accumulated deficit, if any, in the period of adoption with no restatement of comparative periods. As part of the adoption, the Company has elected to apply the package of transitional practical expedients under which the Company will not reassess prior conclusions about lease identification, lease classification, and initial direct costs of existing leases as of the date of adoption. Additionally, the Company has elected the practical expedients to not separate non-lease
components from lease components. The Company did not elect to apply the practical expedient related to short-term lease recognition exemption.
The Company has performed an impact analysis of the guidance and is in the final phase of implementing the guidance, which includes analyzing the impact of the guidance on existing lease contracts, reviewing the completeness of the existing lease portfolio, comparing accounting policies under current accounting guidance to the new accounting guidance, and implementing a new lease accounting system. Upon transition to the guidance as of the date of adoption, the Company expects to recognize approximately $7 million to $9 million of operating lease liabilities on the consolidated balance sheets, with a corresponding amount of right-of-use
assets, net of amounts reclassified from other assets and liabilities, as specified by the guidance. Further, the Company does not expect that the adoption of the guidance will have a material effect on the consolidated statements of operations and comprehensive loss and the statements of cash flows.